Business Segment and Geographic Information (Details Textuals) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2011 USD ($)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2009 JPY (¥)
Business Segment Information (Textuals) [Abstract]
Number of operating segments			2
Amortization of long-term prepaid expenses	$ 12,349	¥ 1,025,000	¥ 1,104,000	¥ 1,113,000